Organization and Reorganization (Detail Textuals) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 20, 2018 CNY (¥) shares	Nov. 20, 2018 USD ($) $ / shares shares	Sep. 28, 2018 USD ($)	Jul. 27, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds of initial public offering, net of issuance costs					¥ 103,372	$ 15,034
Threshold limit for value of asset under the agreement | ¥					100,000
Variable interest entity registered capital | ¥					10,000		¥ 10,000
Net loss					78,700		90,700		$ 86,600
Net cash used in operating activities					(53,338)	$ (7,756)	(59,662)	¥ (54,092)
Accumulated deficit					¥ (468,026)		¥ (389,326)			$ (68,072)
Beijing Z-Park Fund Investment Center (Limited Partner) ("Beijing Z-Park Fund")
Subsidiary, Sale of Stock [Line Items]
Proceeds of initial public offering, net of issuance costs | $			$ 50,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of initial public offering	2,600,000	2,600,000
Offering 2,600,000 American Depositary Shares ("ADSs") issued and sold	10,400,000	10,400,000
Share price per ADS | $ / shares		$ 7.80
Proceeds of initial public offering, net of issuance costs	¥ 103,400	$ 15,000
Series D-2 preferred shares | Beijing Z-Park Fund Investment Center (Limited Partner) ("Beijing Z-Park Fund")
Subsidiary, Sale of Stock [Line Items]
Preferred shares financing amount | $				$ 50,000
Preferred shares acquired in purchase agreement				20,630,925
Series D-2 preferred shares | Beijing Shengjing Fengtai Innovation Investment Center (Limited Partner) ("Beijing Shengjing Fengtai Innovation")
Subsidiary, Sale of Stock [Line Items]
Preferred shares financing amount | $				$ 2,300
Preferred shares acquired in purchase agreement				949,023
Best Cars Limited ("Best Cars") | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares held					38,723,321	38,723,321